Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Financial Assets and Liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

	Accounting category		Book value on the statement of financial position	Fair Value Hierarchy
As of December 31, 2022	Fair value through profit and loss	Amortized cost		Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,716	4,075	8,791	4,716
Trade receivables	-	772	772
Subsidies receivables	-	14,496	14,496
Current financial assets	7,907	-	7,907			7,907
Cash and cash equivalents	89,789	-	89,789	89,789
Total financial assets	102,413	19,343	121,756	94,506	-	7,907

Financial liabilities	-	-	-
Non-current lease debts	-	49,358	49,358
Non-current financial liabilities	-	20,531	20,531
Current lease debts	-	7,872	7,872
Current financial liabilities	-	5,088	5,088
Trade payables	-	21,456	21,456
Other current liabilities	-	13,179	13,179
Total financial liabilities	-	117,484	117,484	-	-	-

	Accounting category		Book value on the statement of financial position	Fair Value Hierarchy
As of December 31, 2023	Fair value through profit and loss	Amortized cost		Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,656	3,197	7,853	4,656
Trade receivables	-	569	569
Subsidies receivables	-	20,900	20,900
Current financial assets	67,107	0	67,107	24,413		42,694
Cash and cash equivalents	136,708	-	136,708	136,708
Total financial assets	208,471	24,666	233,136	165,777	-	42,694

Financial liabilities
Non-current lease debts	-	42,948	42,948
Non-current derivative instruments (EIB warrants)	7,797	-	7,797			7,797
Other non-current financial liabilities	-	41,327	41,327
Current lease debts	-	8,502	8,502
Current financial liabilities	-	5,289	5,289
Trade payables	-	19,069	19,069
Other current liabilities	-	10,219	10,219
Total financial liabilities	7,797	127,354	135,151	-	-	7,797